Going concern - Timing and success of asset disposals (Details) R in Millions, $ in Millions	2 Months Ended	12 Months Ended
	Aug. 17, 2020 ZAR (R) item	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2020 ZAR (R)
Going concern
Secured proceeds from disposal of assets | $		$ 600
Proceeds on disposals and scrappings			R 4,285	R 567	R 2,316
US Dollar Syndicated Loan facility
Going concern
Notional amount		$ 1,000				R 17,300
Disposal groups held-for-sale
Going concern
Net assets held for sale				R 2,066		78,737
US Chemicals assets held for sale
Going concern
Net assets held for sale						R 68,600
Base Chemicals - Explosives business
Going concern
Disposal of equity interest (as a percent)		51.00%	51.00%
Air Liquide | Disposals of assets
Going concern
Number of air separation units to be sold | item	16
Proceeds on disposals and scrappings	R 8,500